Employee benefit plans - Weighted-average assumptions used to determine net periodic benefit costs (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Employee Benefit Plans [Abstract]
Discount rate	0.80%	0.90%	0.60%
Rate of increase in compensation levels	1.70%	2.50%	2.50%
Expected long-term rate of return on plan assets	2.60%	2.60%	2.60%